Cash - Schedule of Cash (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Cash and Cash Equivalents [Abstract]
Cash on hand		$ 78,675
Cash in banks	1,578,828	27,086,587
Total cash	$ 1,578,828	$ 27,165,262